SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

20. SEGMENT INFORMATION

US GAAP guidance on ASC Topic 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments.

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. Based on management’s assessment, the Group has determined that it has four operating segments which are Tutoring, K-12 Schools, Career Enhancement, and Colleges. These four operating segments are also identified as reportable segments. The reportable segments of tutoring and K-12 schools are grouped under the “Better Schools” division because the segments offer programs and education services using a standards-based curriculum that enables students to improve their academic results and educational opportunities. The reportable segments of career enhancement and colleges are grouped under the “Better Jobs” division because the segments offer services and programs that facilitate post-secondary students to obtain more attractive employment opportunities.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM. Revenues, cost of revenues, and gross profit by segment were as follows. Please note the segment information has been recast to exclude discontinued operations.

For the year ended December 31, 2009

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	313,245	131,413	444,658	249,567	42,490	292,057	736,715
Cost of revenue	(157,881)	(81,321)	(239,202)	(97,525)	(20,115)	(117,640)	(356,842)
Gross profit	155,364	50,092	205,456	152,042	22,375	174,417	379,873

For the year ended December 31, 2010

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	595,195	251,635	846,830	271,350	98,941	370,291	1,217,121
Cost of revenue	(265,313)	(141,942)	(407,255)	(77,238)	(42,311)	(119,549)	(526,804)
Gross profit	329,882	109,693	439,575	194,112	56,630	250,742	690,317

For the year ended December 31, 2011

	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	College	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	777,969	270,059	1,048,028	505,202	115,982	621,184	1,669,212
Cost of revenue	(341,942)	(168,964)	(510,906)	(168,546)	(35,880)	(204,426)	(715,332)
Gross profit	436,027	101,095	537,122	336,656	80,102	416,758	953,880

The Group primarily operates in the PRC. Substantially all the Group’s long-lived assets are located in the PRC.